COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other non-financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Other Miscellaneous assets	$ 19,969,674	$ 22,469,172
Loans to employees	4,203,931	4,643,058
Payments in advance	13,544,989	12,661,660
Other non-financial assets	2,782,181	1,058,628
Retirement Plan	146,852	1,011,801
Works of art and collector's pieces	718,614	722,168
Insurance Contract assets	2,456,210	3,964,525
Asset from insurance broker operations	207,018	224,325
Non financial assets	$ 44,029,469	$ 46,755,337